EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.04 Schedule 1

Client Name:
Client Project Name:	EFMT 2025-NQM5
Start - End Dates:	6/27/2025 - 7/24/2025
Deal Loan Count:	92

Conditions Report 2.0

Loans in Report:	92
Loans with Conditions:	55

16 - Total Active Conditions
16 - Non-Material Conditions
13 - Credit Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Application
7 - Category: Credit/Mtg History
1 - Category: DTI
2 - Category: Legal Documents
1 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
2 - Category: Property
1 - Compliance Review Scope
1 - Category: Texas Home Equity
81 - Total Satisfied Conditions

43 - Credit Review Scope
6 - Category: Assets
3 - Category: DTI
14 - Category: Income/Employment
3 - Category: Insurance
14 - Category: Legal Documents
2 - Category: Terms/Guidelines
1 - Category: Title
15 - Property Valuations Review Scope
9 - Category: Appraisal
5 - Category: Property
1 - Category: Value
23 - Compliance Review Scope
11 - Category: Ability to Repay/Qualified Mortgage
2 - Category: Documentation
1 - Category: RESPA
1 - Category: Right of Rescission
8 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Credit Review Scope
1 - Category: Terms/Guidelines

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.